Share capital	12 Months Ended
Jun. 30, 2026
Share capital
Share capital

16.Share capital

	Number of ordinary shares
	Year ended	Year ended
	30 June 2026	30 June 2025
Balance at beginning of year	139,438,971	109,832,217
Expenses settled in shares	—	170,000
Shares issued in relation to acquisition	—	150,000
Issued for cash	55,369,010	29,286,754
In issue at 30 June – fully paid (par value 1.0p)	194,807,981	139,438,971

	Ordinary share capital
	Year ended	Year ended
	30 June 2026	30 June 2025
	US$’000	US$’000
Balance at beginning of year	1,739	1,346
Expenses settled in shares	—	2
Shares issued in relation to acquisition	—	2
Share issues	743	389
Balance at end of year	2,482	1,739

16.Share capital (continued)

	Share premium
	Year ended	Year ended
	30 June 2026	30 June 2025
	US$’000	US$’000
Balance at beginning of year	17,557	9,680
Expenses settled in shares	—	61
Shares issued in relation to acquisition	—	63
Share issues	89,643	7,882
Expenses relating to share issues	(6,388)	(129)
Balance at 30 June	100,812	17,557

The shares have attached to them full voting, dividend, and capital distribution (including winding up) rights; they do not confer any rights of redemption.

On 22 July 2025, the Company raised $20,998,233 (£15,567,000) before expenses, via a direct subscription of 25,945,000 new ordinary shares of £0.01 each.

On 2 January 2026, the Company issued 229,249 new ordinary shares to directors as part of the Company’s short term incentive performance (STIP) scheme, with a value of $324,321 (£241,422).

On 24 March 2026, the Company completed its initial public offering (IPO) on the New York Stock Exchange (NYSE.A), in which it issued and sold an aggregate of 5,055,953 ADSs (representing 25,279,765 ordinary shares), including ADSs sold pursuant to the exercise of the underwriters’ over-allotment option, at a public offering price of $13.50 per ADS, for aggregate gross proceeds of approximately $68,255,366 (£51,030,141).

During the year, warrants were exercised over 2,214,996 ordinary shares, resulting in funds received of $457,799 (£339,195), and options were exercised over 1,700,000 ordinary shares $350,978 (£264,000).